Jul. 29, 2023
Buffalo Discovery Fund
BUFFALO DISCOVERY FUND
INVESTMENT OBJECTIVE
The investment objective of the Buffalo Discovery Fund (“Discovery Fund” or the “Fund”) is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Shareholder Fees(fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
	None	None

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Shareholder Servicing Fee	0.15%	None
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.01%	0.86%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Discovery Fund	1 Year	3 Years	5 Years	10 Years
Investor Class	$103	$322	$558	$1,236
Institutional Class	$88	$274	$477	$1,061

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Discovery Fund principally invests in equity securities, consisting of common stock, preferred stock, convertible securities, warrants and rights of companies whose securities may increase in value due to the development, advancement or commercial application of innovative strategies. Companies engaged in innovative strategies are those who, in the opinion of Kornitzer Capital Management, Inc., the Fund’s investment adviser (the “Adviser” or “KCM”), are engaged in the pursuit and practical application of knowledge to discover, develop and commercialize products, services or intellectual property. The types of companies in which the Fund may invest range across all sectors and all market capitalizations. The Fund may have significant investments in the information technology sector. In addition to the Fund’s investments in domestic securities, the Fund may invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and securities of foreign companies that are traded on U.S. stock exchanges.The Adviser seeks to identify companies for the Discovery Fund’s portfolio that are expected to benefit from innovation and experience growth based on the identification of long-term, measurable secular trends, and which, as a result, the Adviser believes may have potential revenue growth in excess of the gross domestic product growth rate. Companies are screened using in-depth, in-house research to identify those which the Adviser believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages. The Adviser may sell the Discovery Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.
PRINCIPAL RISKS
The Discovery Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund, the value of the Discovery Fund’s investments may fluctuate. If the value of the Discovery Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money. The risks associated with the Discovery Fund’s principal investment strategies are:

Market Risk; Recent Market Events – The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including rising inflation, the level of central banks’ interest rate increases, political events, rising government debt in the U.S., trade tensions, disruption in the banking sector, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. During periods of volatility, the Fund may experience high levels of shareholder redemptions and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Management Risk – Management risk means that your investment in the Fund varies with the success and failure of the Adviser’s investment strategies and the Adviser’s research, analysis and determination of portfolio securities.

Equity Market Risk – Equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management or related factors.

Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Rights. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.
Sector Risk – Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Information Technology Company Risk – Information technology companies often face unusually high price volatility, both in terms of gains and losses. To the extent that the Fund makes investments in such companies, its share price is likely to be more volatile. The potential for wide variations in performance is based on special risks common to information technology companies. Information technology companies may have limited product lines, markets or financial resources. Information technology companies are affected by worldwide technological developments and their products and services may quickly become outdated. Given these risks, an investment in the Fund may be more suitable for long-term investors, who are willing to withstand the Fund’s potential for volatility.

Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Mid-Cap Company Risk – Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than large-cap companies. In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Small-Cap Company Risk – Investing in small-cap companies may involve greater risk than investing in large- or mid-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than mid- and large-cap companies. In addition, small-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Money Market Funds Risk – An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

Foreign Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs carry similar risks.

American Depositary Receipts – Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Cybersecurity Risk – With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
PERFORMANCE
The performance information provides some indication of the risks of investing in the Discovery Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance. The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).
Investor Class Annual Total Return as of December 31 of Each Year

Calendar Year-to-Date Return – Investor Class (through June 30, 2023) = 15.34% Best Quarter: June 30, 2020 = 23.84% Worst Quarter: June 30, 2022 = -21.37%
Average Annual Total Returns for the periods ended December 31, 2022

Average Annual Total Returns for the periods ended December 31, 2022
	1 Year	5 Years	10 Years
Investor Class
Return Before Taxes	-28.67%	5.61%	10.76%
Return After Taxes on Distributions	-29.76%	2.85%	8.38%
Return After Taxes on Distributions and Sale of Fund Shares	-16.14%	4.12%	8.37%
Institutional Class
Return Before Taxes	-28.57%	5.77%	10.93%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	-26.72%	7.64%	11.41%

After-tax returns are shown for Investor Class shares only and will vary for Institutional Class shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table. The after-tax returns shown are not relevant to investors who own the Discovery Fund in a tax-deferred or other tax-advantaged arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Buffalo Dividend Focus Fund
BUFFALO DIVIDEND FOCUS FUND
INVESTMENT OBJECTIVE
The investment objective of the Buffalo Dividend Focus Fund (the “Dividend Focus Fund” or the “Fund”) is current income, with long-term growth of capital as a secondary objective.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Shareholder Fees(fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
	None	None

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Shareholder Servicing Fee	0.15%	None
Other Expenses	0.03%	0.03%
Acquired Fund Fees and Expenses(1)	0.02%	0.02%
Total Annual Fund Operating Expenses(1)(2)	0.95%	0.80%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Dividend Focus Fund	1 Year	3 Years	5 Years	10 Years
Investor Class	$97	$303	$525	$1,166
Institutional Class	$82	$255	$444	$990

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
To pursue its investment objective, the Dividend Focus Fund invests in dividend-paying equity securities, consisting of common stocks, preferred stocks, rights, warrants and convertible securities. During normal market conditions, at least 80% of the Fund’s assets will be invested in dividend-paying equity securities. The Fund considers “dividend-paying equity securities” to be securities of companies that declare and pay cash dividends, or interest in the case of convertible securities, on at least an annual basis. The Fund may invest in companies in any sector and of any size of market capitalization; provided, however, that Kornitzer Capital Management, Inc., the Fund’s investment adviser (the “Adviser” or “KCM”), believes that an investment in the company’s securities is consistent with the Fund’s investment objectives. While the Fund may invest in securities of companies of any size, the Adviser expects that the majority of common stocks purchased for the Fund will be of large-cap companies. The Fund considers large-cap companies to be those with market capitalizations in excess of $10 billion at the time of initial purchase. In addition to investments in domestic securities, the Fund may invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and securities of foreign companies that are traded on U.S. stock exchanges.

The Adviser emphasizes dividend-paying securities that have exhibited historical growth of dividends. The Adviser may sell the Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

PRINCIPAL RISKS
The Fund cannot guarantee that it will achieve its investment objectives. As with any mutual fund, the value of the Fund’s investments may fluctuate. If the value of the Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money. The risks associated with the Dividend Focus Fund’s principal investment strategies are:

Market Risk; Recent Market Events – The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including rising inflation, the level of central banks’ interest rate increases, political events, rising government debt in the U.S., trade tensions, disruption in the banking sector, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. During periods of volatility, the Fund may experience high levels of shareholder redemptions and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Management Risk – Management risk means that your investment in the Fund varies with the success and failure of the Adviser’s investment strategies and the Adviser’s research, analysis and determination of portfolio securities.

Equity Market Risk – Equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management or related factors.

Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Rights. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.
Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Mid-Cap Company Risk – Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than large-cap companies. In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Small-Cap Company Risk – Investing in small-cap companies may involve greater risk than investing in large- or mid-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than mid- and large-cap companies. In addition, small-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Money Market Funds Risk – An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

Foreign Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs carry similar risks.

American Depositary Receipts – Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Cybersecurity Risk – With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

PERFORMANCE
The performance information provides some indication of the risks of investing in the Dividend Focus Fund. The bar chart shows the Fund’s performance from year to year and the table shows how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance. The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).
Investor Class Annual Total Return as of December 31 of Each Year

Calendar Year-to-Date Return – Investor Class (through June 30, 2023) = 10.20% Best Quarter: June 30, 2020 = 19.93% Worst Quarter: March 31, 2020 = -20.35%
Average Annual Total Returns for the periods ended December 31, 2022

Average Annual Total Returns for the periods ended December 31, 2022
	1 Year	5 Years	10 Years
Investor Class
Return Before Taxes	-8.75%	9.31%	11.96%
Return After Taxes on Distributions	-9.30%	8.74%	11.06%
Return After Taxes on Distributions and Sale of Fund Shares	-4.78%	7.28%	9.60%
Institutional Class
Return Before Taxes	-8.62%	9.48%	12.13%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	-19.13%	9.13%	12.37%

After-tax returns are shown for Investor Class shares only and will vary for Institutional Class shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table. The after-tax returns shown are not relevant to investors who own the Dividend Focus Fund in a tax-deferred or other tax-advantaged arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Buffalo Early Stage Growth Fund
BUFFALO EARLY STAGE GROWTH FUND
INVESTMENT OBJECTIVE
The investment objective of the Buffalo Early Stage Growth Fund (“Early Stage Growth Fund” or the “Fund”) is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Shareholder Fees(fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
	None	None

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.30%	1.30%
Shareholder Servicing Fee	0.15%	None
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	1.50%	1.35%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Early Stage Growth Fund	1 Year	3 Years	5 Years	10 Years
Investor Class	$153	$474	$818	$1,791
Institutional Class	$137	$423	$730	$1,602

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Early Stage Growth Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, consisting of common stocks, preferred stocks, convertible securities, warrants and rights, of companies that, at the time of purchase by the Fund, Kornitzer Capital Management, Inc., the Fund’s investment adviser (the “Adviser” or “KCM”), defines as early stage growth companies. Early stage growth companies are defined by the Adviser as companies that, at the time of purchase by the Fund, have market capitalizations below the weighted average of the Russell 2000® Growth Index and are companies that are starting to develop a new product or service or have recently developed a new product or service. As of June 30, 2023, the weighted average market capitalization of the Russell 2000® Growth Index was $3.3 billion. In addition to the Fund’s investments in domestic securities, the Fund may also invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and equity securities of foreign companies that are traded on U.S. stock exchanges. The Fund may invest in companies in any sector. The Fund may have significant investments in the information technology sector.

KCM seeks to identify companies for the Fund’s portfolio that are expected to experience growth based on the identification of long-term, measurable secular trends, and which, as a result, the Adviser believes may have potential revenue growth in excess of the gross domestic product growth rate. Companies are screened using in-depth, in-house research to identify those which the Adviser believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages. The Adviser may sell the Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.
PRINCIPAL RISKS
The Early Stage Growth Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund, the value of the Fund’s investments may fluctuate. If the value of the Early Stage Growth Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money. The risks associated with the Early Stage Growth Fund’s principal investment strategies are:

Market Risk; Recent Market Events – The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including rising inflation, the level of central banks’ interest rate increases, political events, rising government debt in the U.S., trade tensions, disruption in the banking sector, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. During periods of volatility, the Fund may experience high levels of shareholder redemptions and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Management Risk – Management risk means that your investment in the Fund varies with the success and failure of the Adviser’s investment strategies and the Adviser’s research, analysis and determination of portfolio securities.

Equity Market Risk – Equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management or related factors.

Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Rights. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Sector Risk – Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Information Technology Company Risk – Information technology companies often face unusually high price volatility, both in terms of gains and losses. To the extent that the Fund makes investments in such companies, its share price is likely to be more volatile. The potential for wide variations in performance is based on special risks common to information technology companies. Information technology companies may have limited product lines, markets or financial resources. Information technology companies are affected by worldwide technological developments and their products and services may quickly become outdated. Given these risks, an investment in the Fund may be more suitable for long-term investors, who are willing to withstand the Fund’s potential for volatility.

Small-Cap Company Risk – Investing in small-cap companies may involve greater risk than investing in large- or mid-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than mid- and large-cap companies. In addition, small-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Micro-Cap Company Risk – Investing in micro-cap companies may involve greater risk than investing in companies with larger capitalization due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than companies with larger capitalization. In addition, micro-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Mid-Cap Company Risk – Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than large-cap companies. In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Money Market Funds Risk – An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

Foreign Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs carry similar risks.

American Depositary Receipts – Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Cybersecurity Risk – With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
PERFORMANCE
The performance information provides some indication of the risks of investing in the Early Stage Growth Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance. The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).
Investor Class Annual Total Return as of December 31 of Each Year

Calendar Year-to-Date Return – Investor Class (through June 30, 2023) = 13.89% Best Quarter: June 30, 2020 = 40.64% Worst Quarter: March 31, 2020 = -25.33%
Average Annual Total Returns for the periods ended December 31, 2022

Average Annual Total Returns for the periods ended December 31, 2022
	1 Year	5 Years	10 Years
Investor Class
Return Before Taxes	-30.76%	7.25%	10.52%
Return After Taxes on Distributions	-30.94%	4.66%	7.90%
Return After Taxes on Distributions and Sale of Fund Shares	-18.06%	5.44%	7.98%
Institutional Class
Return Before Taxes	-30.66%	7.41%	10.69%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	-26.36%	3.51%	9.20%

After-tax returns are shown for Investor Class shares only and will vary for Institutional Class shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table. The after-tax returns shown are not relevant to investors who own the Early Stage Growth Fund in a tax-deferred or other tax-advantaged arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Buffalo Flexible Income Fund
BUFFALO FLEXIBLE INCOME FUND
INVESTMENT OBJECTIVES
The investment objective of the Buffalo Flexible Income Fund (“Flexible Income Fund” or the “Fund”) is the generation of high current income and, as a secondary objective, the long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Shareholder Fees(fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
	None	None

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Shareholder Servicing Fee	0.15%	None
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.01%	0.86%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Flexible Income Fund	1 Year	3 Years	5 Years	10 Years
Investor Class	$103	$322	$558	$1,236
Institutional Class	$88	$274	$477	$1,061

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
To pursue its investment objectives, the Flexible Income Fund invests in both equity and debt securities. The allocation of assets invested in each type of security is designed to balance income and long-term capital appreciation with reduced volatility of returns. The Flexible Income Fund expects to change its allocation mix over time based on Kornitzer Capital Management, Inc.’s, the Fund’s investment adviser (the “Adviser” or “KCM”), view of economic conditions and underlying security values. The Fund retains the freedom to invest up to 100% of its net assets in equity securities or up to 100% of its net assets in debt securities. Equity securities can include common stocks, preferred stocks, convertible securities, warrants and rights. With respect to its investments in equity securities, the Flexible Income Fund may invest in companies in any sector and of any size of market capitalization; provided, however, that the Adviser believes that an investment in the company’s securities is consistent with the Fund’s investment objectives. The Fund may have significant investments in the energy sector. The Fund may invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and securities of foreign companies that are traded on U.S. stock exchanges and U.S. over-the-counter markets.
Debt securities can include government notes and bonds, mortgage and asset backed securities, bank debt, convertible securities, fixed and floating rate corporate debt securities, both rated and unrated, and higher-yielding, higher-risk debt securities rated below investment grade by the major rating agencies (or in similar unrated securities), commonly known as “junk bonds.” The Fund maintains a flexible investment policy which allows it to invest in debt securities with varying maturities. However, it is anticipated that the dollar-weighted average maturity of debt securities that the Fund purchases will not exceed 15 years.

With respect to equity securities, the Adviser emphasizes dividend-paying stocks that over time have exhibited consistent growth of dividends. The Adviser may sell the Flexible Income Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

With respect to debt securities, the Adviser performs extensive fundamental investment research to identify investment opportunities for the Flexible Income Fund. When evaluating investments and the credit quality of rated and unrated securities, the Adviser looks at a number of past, present and estimated future factors, including: (1) financial strength of the issuer; (2) cash flow; (3) management; (4) borrowing requirements; (5) sensitivity to changes in interest rates and business conditions; and (6) relative value. The Flexible Income Fund relies on the Adviser to undertake a careful analysis to determine the creditworthiness of the issuers of rated debt (on debt ratings by Moody’s Investors Service, Inc., (“Moody’s) or S&P Global Ratings, (“S&P”)), as well as the issuers of debt not rated by Moody’s or S&P. The Fund will not purchase a debt security that is rated less than Caa/CCC by Moody’s or S&P, respectively, and will only purchase an unrated debt security if the Adviser believes that the security is of at least B quality, subject to a limitation that the Fund may not hold more than 20% of its net assets in debt securities that are rated less than B or that are unrated debt securities of similar quality, based on the Adviser’s fundamental analysis of the issuer and of rated bonds issued by similar issuers. The Fund has no limitations on principal, interest or reset terms on debt securities held in the Fund.

PRINCIPAL RISKS
The Flexible Income Fund cannot guarantee that it will achieve its investment objectives. As with any mutual fund, the value of the Flexible Income Fund’s investments may fluctuate. If the value of the Flexible Income Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money. The risks associated with the Flexible Income Fund’s principal investment strategies are:

Market Risk; Recent Market Events – The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including rising inflation, the level of central banks’ interest rate increases, political events, rising government debt in the U.S., trade tensions, disruption in the banking sector, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. During periods of volatility, the Fund may experience high levels of shareholder redemptions and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Management Risk – Management risk means that your investment in the Fund varies with the success and failure of the Adviser’s investment strategies and the Adviser’s research, analysis and determination of portfolio securities.

Equity Market Risk – Equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management or related factors.

Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
Convertible Securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Rights. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Sector Risk – Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Energy Sector Risk – The energy sector includes companies operating in the exploration and production, refining and marketing, and storage and transportation of oil and gas and coal and consumable fuels. It also includes companies that offer oil and gas equipment and related services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy sector. The performance of companies operating in the energy sector is closely tied to the price and supply of energy fuels and international political events.

Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Mid-Cap Company Risk – Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than large-cap companies. In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Small-Cap Company Risk – Investing in small-cap companies may involve greater risk than investing in large- or mid-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than mid- and large-cap companies. In addition, small-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Foreign Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs carry similar risks.

American Depositary Receipts – Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Convertible Securities Risk – Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the company and other factors also may have an effect on a convertible security’s investment value.

Debt Securities Risk – The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates.

LIBOR Transition Risk – The Fund has historically invested in securities that use the London Inter Bank Offered Rate (“LIBOR”) as a benchmark or reference rate for interest rate calculations. All maturities and currencies of LIBOR were phased out as of June 30, 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition away from LIBOR on the Fund’s transactions and the financial markets generally. The Secured Overnight Funding Rate (“SOFR”) has been selected by a committee established by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a reference rate in the United States. Other countries have undertaken similar initiatives to identify replacement reference rates in their respective markets. The transition process, or the failure of an industry to transition, could lead to increased volatility and illiquidity in markets for instruments that have historically relied on LIBOR to determine interest rates, and a reduction in the values of some LIBOR-based investments, all of which could impact the Fund.

High Yield Risk – The Fund may invest in higher-yielding, high-risk bonds commonly known as junk bonds. These lower-rated bonds have a greater degree of default risk. Lower-rated securities may be issued by companies that are restructuring, are smaller and less credit worthy or are highly indebted, and tend to be less liquid and react more poorly to adverse economic and political changes, unfavorable investor perceptions and negative corporate developments.

Money Market Funds Risk – An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

Cybersecurity Risk – With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

PERFORMANCE
The performance information provides some indication of the risks of investing in the Flexible Income Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance. The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).
Investor Class Annual Total Return as of December 31 of Each Year

Calendar Year-to-Date Return – Investor Class (through June 30, 2023) = 1.74% Best Quarter: June 30, 2020 = 17.00% Worst Quarter: March 31, 2020 = -24.32%
Average Annual Total Returns for the periods ended December 31, 2022

Average Annual Total Returns for the periods ended December 31, 2022
	1 Year	5 Years	10 Years
Investor Class
Return Before Taxes	4.01%	7.86%	7.97%
Return After Taxes on Distributions	3.01%	6.76%	6.90%
Return After Taxes on Distributions and Sale of Fund Shares	3.09%	6.02%	6.19%
Institutional Class
Return Before Taxes	4.22%	8.02%	8.13%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	-19.21%	8.79%	12.13%

After-tax returns are shown for Investor Class shares only and will vary for Institutional Class shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table. The after-tax returns shown are not relevant to investors who own the Flexible Income Fund in a tax-deferred or other tax-advantaged arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Buffalo Growth Fund
BUFFALO GROWTH FUND
INVESTMENT OBJECTIVE
The investment objective of the Buffalo Growth Fund (“Growth Fund” or the “Fund”) is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Shareholder Fees(fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
	None	None

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Shareholder Servicing Fee	0.15%	None
Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.92%	0.77%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Growth Fund	1 Year	3 Years	5 Years	10 Years
Investor Class	$94	$293	$509	$1,131
Institutional Class	$79	$246	$428	$954

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Growth Fund invests in common stocks and other equity securities, including preferred stock, convertible securities, warrants and rights, with a goal of maintaining at least 75% of the Fund’s portfolio in companies with market capitalizations greater than the median of the Russell 3000® Growth Index or $5 billion, whichever is lower. The median market capitalization of the Russell 3000® Growth Index changes due to market conditions and also changes with the composition of the index. As of June 30, 2023, the median market capitalization of companies in the Russell 3000® Growth Index was approximately $2.3 billion. With respect to the remaining 25% of the equity weighting of the Fund’s portfolio, the Fund may invest in companies of any size, including, but not limited to, those with market capitalizations less than the lower of the median of the Russell 3000® Growth Index or $5 billion, whichever is lower. In addition to the Fund’s investments in domestic securities, the Fund may invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and securities of foreign companies that are traded on U.S. stock exchanges. The Fund may invest in companies in any sector. The Fund may have significant investments in the information technology sector.

Kornitzer Capital Management, Inc., the Fund’s investment adviser (the “Adviser” or “KCM”), seeks to identify companies for the Growth Fund’s portfolio that are expected to experience growth based on the identification of long-term, measurable secular trends, and which, as a result, the Adviser believes may have potential revenue growth in excess of the gross domestic product growth rate. Companies are screened using in-depth, in-house research to identify those which the Adviser believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages. The Adviser may sell the Growth Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities
PRINCIPAL RISKS
The Growth Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund, the value of the Growth Fund’s investments may fluctuate. If the value of the Growth Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money. The risks associated with the principal investment strategies of the Growth Fund are:

Market Risk; Recent Market Events – The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including rising inflation, the level of central banks’ interest rate increases, political events, rising government debt in the U.S., trade tensions, disruption in the banking sector, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. During periods of volatility, the Fund may experience high levels of shareholder redemptions and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Management Risk – Management risk means that your investment in the Fund varies with the success and failure of the Adviser’s investment strategies and the Adviser’s research, analysis and determination of portfolio securities.

Equity Market Risk – Equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management or related factors.

Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Rights. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Sector Risk – Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Information Technology Company Risk – Information technology companies often face unusually high price volatility, both in terms of gains and losses. To the extent that the Fund makes investments in such companies, its share price is likely to be more volatile. The potential for wide variations in performance is based on special risks common to information technology companies. Information technology companies may have limited product lines, markets or financial resources. Information technology companies are affected by worldwide technological developments and their products and services may quickly become outdated. Given these risks, an investment in the Fund may be more suitable for long-term investors, who are willing to withstand the Fund’s potential for volatility.

Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Mid-Cap Company Risk – Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than large-cap companies. In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Small-Cap Company Risk – Investing in small-cap companies may involve greater risk than investing in large- or mid-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than mid- and large-cap companies. In addition, small-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Micro-Cap Company Risk – Investing in micro-cap companies may involve greater risk than investing in companies with larger capitalization due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than companies with larger capitalization. In addition, micro-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Money Market Funds Risk – An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

Foreign Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs carry similar risks.

American Depositary Receipts – Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.
Cybersecurity Risk – With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
PERFORMANCE
The performance information provides some indication of the risks of investing in the Growth Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance. The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).
Investor Class Annual Total Return as of December 31 of Each Year

Calendar Year-to-Date Return – Investor Class (through June 30, 2023) = 31.19% Best Quarter: June 30, 2020 = 24.48% Worst Quarter: June 30, 2022 = -21.02%
Average Annual Total Returns for the periods ended December 31, 2022

Average Annual Total Returns for the periods ended December 31, 2022
	1 Year	5 Years	10 Years
Investor Class
Return Before Taxes	-31.13%	7.35%	10.76%
Return After Taxes on Distributions	-31.84%	4.45%	7.74%
Return After Taxes on Distributions and Sale of Fund Shares	-17.87%	5.61%	8.29%
Institutional Class
Return Before Taxes	-31.03%	7.51%	10.92%
Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)	-28.97%	10.45%	13.75%

After-tax returns are shown for Investor Class shares only and will vary for Institutional Class shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table. The after-tax returns shown are not relevant to investors who own the Growth Fund in a tax-deferred or other tax-advantaged arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Buffalo High Yield Fund
BUFFALO HIGH YIELD FUND
INVESTMENT OBJECTIVE
The investment objective of the Buffalo High Yield Fund (“High Yield Fund” or the “Fund”) is current income, with long-term growth of capital as a secondary objective.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Shareholder Fees(fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
	None	None

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Shareholder Servicing Fee	0.15%	None
Other Expenses	0.03%	0.02%
Total Annual Fund Operating Expenses(1)	1.03%	0.87%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

High Yield Fund	1 Year	3 Years	5 Years	10 Years
Investor Class	$105	$328	$569	$1,259
Institutional Class	$89	$278	$482	$1,073

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The High Yield Fund normally invests at least 80% of its net assets in higher-yielding, higher-risk debt securities rated below investment grade by the major rating agencies (or in similar unrated securities), commonly known as “junk bonds.” Debt securities can include fixed and floating rate bonds as well as bank debt and convertible securities. While the Fund maintains flexibility to invest in bonds of varying maturities, the Fund generally holds bonds with intermediate-term maturities. With respect to the remaining 20% of the Fund’s net assets, the High Yield Fund may invest in securities such as investment grade debt securities, U.S. Treasury Securities (typically with maturities of 60 days or less), money market funds, and equity investments, including dividend paying stocks, convertible stocks and preferred stocks. The Fund may invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and securities of foreign companies that are traded on U.S. stock exchanges and U.S. over-the-counter markets. The Fund may invest in companies in any sector and may have significant investments in the energy sector.
The Fund maintains a flexible investment policy which allows it to invest in debt securities with varying maturities. However, it is anticipated that the dollar-weighted average maturity of debt securities that the Fund purchases will not exceed 15 years and that the average maturity of all securities that the Fund holds at any given time will be 10 years or less. The lowest rated debt security that the Fund will hold is D quality (defaulted securities). Although the Fund will not purchase D quality debt securities, the Fund may continue to hold these securities and will sell them at the discretion of Kornitzer Capital Management, Inc’s., the Fund’s investment adviser (the “Adviser” or “KCM”). The Fund has no limitation on principal, interest or reset terms on debt securities held in the Fund.

The Adviser performs extensive fundamental investment research to identify investment opportunities for the Fund. When evaluating investments and the credit quality of rated and unrated securities, the Adviser looks at a number of past, present and estimated future factors, including: (1) financial strength of the issuer; (2) cash flow; (3) management; (4) borrowing requirements; (5) sensitivity to changes in interest rates and business conditions; and (6) relative value. The High Yield Fund relies on the Adviser to undertake a careful analysis to determine the creditworthiness of the issuers of rated debt (on debt ratings by Moody’s or S&P), as well as the issuers of debt not rated by Moody’s or S&P. The Adviser may sell the High Yield Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

PRINCIPAL RISKS
The High Yield Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund, the value of the High Yield Fund’s investments may fluctuate. If the value of the High Yield Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money. The risks associated with the High Yield Fund’s principal investment strategies are:

High Yield Risk – The Fund may invest in higher-yielding, high-risk bonds commonly known as junk bonds. These lower-rated bonds have a greater degree of default risk. Lower-rated securities may be issued by companies that are restructuring, are smaller and less credit worthy or are highly indebted, and tend to be less liquid and react more poorly to adverse economic and political changes, unfavorable investor perceptions and negative corporate developments.

Market Risk; Recent Market Events – The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including rising inflation, the level of central banks’ interest rate increases, political events, rising government debt in the U.S., trade tensions, disruption in the banking sector, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. During periods of volatility, the Fund may experience high levels of shareholder redemptions and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Management Risk – Management risk means that your investment in the Fund varies with the success and failure of the Adviser’s investment strategies and the Adviser’s research, analysis and determination of portfolio securities.

Debt Securities Risk – The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates.

LIBOR Transition Risk – The Fund has historically invested in securities that use the London Inter Bank Offered Rate (“LIBOR”) as a benchmark or reference rate for interest rate calculations. All maturities and currencies of LIBOR were phased out as of June 30, 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition away from LIBOR on the Fund’s transactions and the financial markets generally. The Secured Overnight Funding Rate (“SOFR”) has been selected by a committee established by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a reference rate in the United States. Other countries have undertaken similar initiatives to identify replacement reference rates in their respective markets. The transition process, or the failure of an industry to transition, could lead to increased volatility and illiquidity in markets for instruments that have historically relied on LIBOR to determine interest rates, and a reduction in the values of some LIBOR-based investments, all of which could impact the Fund.

Bank Loan Risk – The Fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which banks or other financial intermediaries make to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price could be adversely affected. The Fund may invest in loan participations that are rated by a nationally recognized statistical rating organization or are unrated, and may invest in loan participations of any credit quality, including loans to “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested. In addition, certain bank loans in which the Fund may invest may be illiquid and, therefore, difficult to value and/or sell at a price that is beneficial to the Fund.

U.S. Government Obligations Risk – The Fund may invest in securities issued, sponsored or guaranteed by the U.S. government, its agencies and instrumentalities. However, no assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law.

U.S. Treasury Securities Risk – A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

Money Market Funds Risk – An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

Convertible Securities Risk – Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the company and other factors also may have an effect on a convertible security’s investment value.

Equity Market Risk – Equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management or related factors.

Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).
Rights. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Sector Risk – Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Energy Sector Risk – The energy sector includes companies operating in the exploration and production, refining and marketing, and storage and transportation of oil and gas and coal and consumable fuels. It also includes companies that offer oil and gas equipment and related services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy sector. The performance of companies operating in the energy sector is closely tied to the price and supply of energy fuels and international political events.

Foreign Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs carry similar risks.

American Depositary Receipts – Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Cybersecurity Risk – With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

PERFORMANCE
The performance information provides some indication of the risks of investing in the High Yield Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance. The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).
Investor Class Annual Total Return as of December 31 of Each Year

Calendar Year-to-Date Return – Investor Class (through June 30, 2023) = 4.51% Best Quarter: June 30, 2020 = 10.00% Worst Quarter: March 31, 2020 = -12.52%
Average Annual Total Returns for the periods ended December 31, 2022

Average Annual Total Returns for the periods ended December 31, 2022
	1 Year	5 Years	10 Years
Investor Class
Return Before Taxes	-5.53%	3.64%	4.38%
Return After Taxes on Distributions	-8.16%	1.39%	2.19%
Return After Taxes on Distributions and Sale of Fund Shares	-2.97%	1.91%	2.49%
Institutional Class
Return Before Taxes	-5.39%	3.78%	4.53%
ICE BofA US High Yield Index® (reflects no deduction for fees, expenses or taxes)	-11.17%	2.13%	3.95%

After-tax returns are shown for Investor Class shares only and will vary for Institutional Class shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table. The after-tax returns shown are not relevant to investors who own the High Yield Fund in a tax-deferred or other tax-advantaged arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Buffalo International Fund
BUFFALO INTERNATIONAL FUND
INVESTMENT OBJECTIVE
The investment objective of the Buffalo International Fund (“International Fund” or the “Fund”) is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Shareholder Fees(fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
	None	None

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Shareholder Servicing Fee	0.15%	None
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	1.04%	0.89%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

International Fund	1 Year	3 Years	5 Years	10 Years
Investor Class	$106	$331	$574	$1,271
Institutional Class	$91	$284	$493	$1,096

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The International Fund invests primarily in equity securities of established companies that are economically tied to various countries throughout the world (excluding the U.S.). The Fund may invest directly or indirectly in foreign securities or foreign currencies of both developed and developing countries. For purposes of the International Fund’s investments, “foreign securities” means those securities issued by companies:

•that are organized under the laws of, or with a principal office in, a country other than the U.S. and issue securities for which the principal trading market is in a country other than the U.S.; or
•that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services provided in a country other than the U.S., or have at least 50% of their assets in a country other than the U.S.

Under normal circumstances, the International Fund does not expect its investments in emerging markets to exceed 35% of its net assets. Equity securities in which the International Fund will invest include common stocks, preferred stocks, convertible securities, warrants, rights and depositary receipts. The Fund’s investments in depositary receipts may include sponsored or unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) or Global Depositary Receipts (“GDRs”). The International Fund may invest in securities of companies of any size and in any sector.

In selecting securities for the International Fund, Kornitzer Capital Management, Inc., the Fund’s investment adviser (the “Adviser” or “KCM”), uses a bottom-up approach in choosing investments. The Adviser seeks to identify companies for the International Fund’s portfolio that are expected to experience growth based on the identification of long-term, measurable industry, technological, global or other trends. Companies are screened using in-depth, in-house research to identify those which the Adviser believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages. In making portfolio selections for the International Fund, the Adviser will also consider the economic, political and market conditions of the various countries in which the Fund may invest. The Adviser may sell the International Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

PRINCIPAL RISKS
The International Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund, the value of the Fund’s investments may fluctuate. If the value of the International Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money. The risks associated with the International Fund’s principal investment strategies are:

Market Risk; Recent Market Events – The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including rising inflation, the level of central banks’ interest rate increases, political events, rising government debt in the U.S., trade tensions, disruption in the banking sector, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. During periods of volatility, the Fund may experience high levels of shareholder redemptions and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Management Risk – Management risk means that your investment in the Fund varies with the success and failure of the Adviser’s investment strategies and the Adviser’s research, analysis and determination of portfolio securities.

Equity Market Risk – Equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management or related factors.

Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).
Rights. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Foreign Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs, EDRs and GDRs carry similar risks.

American Depositary Receipts – Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Emerging Markets Risk – Emerging markets are markets of countries, such as China, the Philippines and India, in the initial stages of industrialization and that generally have low per capita income. In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than more developed countries. Emerging markets securities or companies may be subject to the risk of nationalization or may be subject to the control of the country in which such companies are domiciled. Additionally, the Fund may have investments in companies located in China.  Risks associated with investments in China include risks related to governmental policies and risks to the economy from trade or political disputes with China’s trading partners.

Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Mid-Cap Company Risk – Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than large-cap companies. In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Small-Cap Company Risk – Investing in small-cap companies may involve greater risk than investing in large- or mid-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than mid- and large-cap companies. In addition, small-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Money Market Funds Risk – An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.
Currency Risk – When the International Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings and your investment. China and other countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could place the International Fund’s assets at risk of total loss.

Cybersecurity Risk – With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

PERFORMANCE
The performance information provides some indication of the risks of investing in the International Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance. The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).
Investor Class Annual Total Return as of December 31 of Each Year

Calendar Year-to-Date Return – Investor Class (through June 30, 2023) = 16.01% Best Quarter: June 30, 2020 = 18.82% Worst Quarter: March 31, 2020 = -19.78%
Average Annual Total Returns for the periods ended December 31, 2022

Average Annual Total Returns for the periods ended December 31, 2022
	1 Year	5 Years	10 Years
Investor Class
Return Before Taxes	-21.79%	5.14%	7.15%
Return After Taxes on Distributions	-22.02%	4.98%	7.07%
Return After Taxes on Distributions and Sale of Fund Shares	-12.55%	4.14%	5.93%
Institutional Class
Return Before Taxes	-21.65%	5.30%	7.31%
FTSE All-World ex US Index (reflects no deduction for fees, expenses or taxes)	-15.22%	1.58%	4.49%

After-tax returns are shown for Investor Class shares only and will vary for Institutional Class shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table. The after-tax returns shown are not relevant to investors who own the International Fund in a tax-deferred or other tax-advantaged arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Buffalo Large Cap Fund
BUFFALO LARGE CAP FUND
INVESTMENT OBJECTIVE
The investment objective of the Buffalo Large Cap Fund (“Large Cap Fund” or the “Fund”) is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Shareholder Fees(fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Shareholder Servicing Fee	0.15%	None
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.95%	0.80%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Large Cap Fund	1 Year	3 Years	5 Years	10 Years
Investor Class	$97	$303	$525	$1,166
Institutional Class	$82	$255	$444	$990

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Large Cap Fund normally invests at least 80% of its net assets in equity securities, consisting of common stocks, preferred stocks, convertible securities, warrants and rights of large capitalization (“large-cap”) companies. The Large Cap Fund considers a company to be a large-cap company if, at time of purchase by the Fund, it has a market capitalization greater than or equal to the lesser of (1) $10 billion, or (2) the median market capitalization of companies in the Russell 1000® Growth Index. The median market capitalization of the Russell 1000® Growth Index changes due to market conditions and also changes with the composition of the Russell 1000® Growth Index. As of June 30, 2023, the median market capitalization of companies in the Russell 1000® Growth Index was approximately $16.7 billion. In addition to the Fund’s investments in domestic securities, the Fund may invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and securities of foreign companies that are traded on U.S. stock exchanges. The Fund may invest in companies in any sector. The Fund may have significant investments in the information technology sector.Kornitzer Capital Management, Inc., the Fund’s investment adviser (the “Adviser” or “KCM”), seeks to identify companies for the Large Cap Fund’s portfolio that are expected to experience growth based on the identification of long-term, measurable secular trends, and which, as a result, the Adviser believes may have potential revenue growth in excess of the gross domestic product growth rate. Companies are screened using in-depth, in-house research to identify those which the Adviser believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages. The Adviser may sell the Large Cap Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.
PRINCIPAL RISKS
The Large Cap Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund, the value of the Large Cap Fund’s investments may fluctuate. If the value of the Large Cap Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money. The risks associated with the Large Cap Fund’s principal investment strategies are:

Market Risk; Recent Market Events – The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including rising inflation, the level of central banks’ interest rate increases, political events, rising government debt in the U.S., trade tensions, disruption in the banking sector, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. During periods of volatility, the Fund may experience high levels of shareholder redemptions and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Management Risk – Management risk means that your investment in the Fund varies with the success and failure of the Adviser’s investment strategies and the Adviser’s research, analysis and determination of portfolio securities.

Equity Market Risk – Equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management or related factors.

Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Rights. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.
Sector Risk – Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Information Technology Company Risk – Information technology companies often face unusually high price volatility, both in terms of gains and losses. To the extent that the Fund makes investments in such companies, its share price is likely to be more volatile. The potential for wide variations in performance is based on special risks common to information technology companies. Information technology companies may have limited product lines, markets or financial resources. Information technology companies are affected by worldwide technological developments and their products and services may quickly become outdated. Given these risks, an investment in the Fund may be more suitable for long-term investors, who are willing to withstand the Fund’s potential for volatility.

Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Mid-Cap Company Risk – Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than large-cap companies. In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Money Market Funds Risk – An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

Foreign Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs carry similar risks.

American Depositary Receipts – Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Cybersecurity Risk – With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

PERFORMANCE
The performance information provides some indication of the risks of investing in the Large Cap Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance. The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).
Investor Class Annual Total Return as of December 31 of Each Year

Calendar Year-to-Date Return – Investor Class (through June 30, 2023) = 28.05% Best Quarter: June 30, 2020 = 24.25% Worst Quarter: June 30, 2022 = -19.47%
Average Annual Total Returns for the periods ended December 31, 2022

Average Annual Total Returns for the periods ended December 31, 2022
	1 Year	5 Years	10 Years
Investor Class
Return Before Taxes	-28.61%	8.37%	12.33%
Return After Taxes on Distributions	-29.09%	6.73%	10.36%
Return After Taxes on Distributions and Sale of Fund Shares	-16.56%	6.81%	9.89%
Institutional Class
Return Before Taxes	-28.51%	8.53%	12.50%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	-29.14%	10.96%	14.10%

After-tax returns are shown for Investor Class shares only and will vary for Institutional Class shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table. The after-tax returns shown are not relevant to investors who own the Large Cap Fund in a tax-deferred or other tax-advantaged arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Buffalo Mid Cap Fund
BUFFALO MID CAP FUND
INVESTMENT OBJECTIVE
The investment objective of the Buffalo Mid Cap Fund (“Mid Cap Fund” or the “Fund”) is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Shareholder Fees(fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
	None	None

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Shareholder Servicing Fee	0.15%	None
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	1.03%	0.88%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Mid Cap Fund	1 Year	3 Years	5 Years	10 Years
Investor Class	$105	$328	$569	$1,259
Institutional Class	$90	$281	$488	$1,084

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Mid Cap Fund normally invests at least 80% of its net assets in equity securities, consisting of common stocks, preferred stocks, convertible securities, warrants and rights of medium capitalization (“mid-cap”) companies. The Mid Cap Fund defines mid-cap companies as those companies, at the time of purchase, with market capitalizations within the range of the Russell Midcap Growth Index. As of June 30, 2023 the range of market capitalizations of the Russell Midcap Growth Index was $1.4 billion to $50.6 billion. In addition to the Fund’s investments in domestic securities, the Fund may invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and securities of foreign companies that are traded on U.S. stock exchanges. The Fund may invest in companies in any sector. The Fund may have significant investments in the information technology sector.

Kornitzer Capital Management, Inc., the Fund’s investment adviser (the “Adviser” or “KCM”), seeks to identify companies for the Mid Cap Fund’s portfolio that are expected to experience growth based on the identification of long-term, measurable secular trends, and which, as a result, the Adviser believes may have potential revenue growth in excess of the gross domestic product growth rate. Companies are screened using in-depth, in-house research to identify those which the Adviser believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages. The Adviser may sell the Mid Cap Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.
PRINCIPAL RISKS
The Mid Cap Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund, the value of the Mid Cap Fund’s investments may fluctuate. If the value of the Mid Cap Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money. The risks associated with the Mid Cap Fund’s principal investment strategies are:

Market Risk; Recent Market Events – The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including rising inflation, the level of central banks’ interest rate increases, political events, rising government debt in the U.S., trade tensions, disruption in the banking sector, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. During periods of volatility, the Fund may experience high levels of shareholder redemptions and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Management Risk – Management risk means that your investment in the Fund varies with the success and failure of the Adviser’s investment strategies and the Adviser’s research, analysis and determination of portfolio securities.

Equity Market Risk – Equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management or related factors.

Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Rights. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Mid-Cap Company Risk – Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than large-cap companies. In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.
Sector Risk – Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Information Technology Company Risk – Information technology companies often face unusually high price volatility, both in terms of gains and losses. To the extent that the Fund makes investments in such companies, its share price is likely to be more volatile. The potential for wide variations in performance is based on special risks common to information technology companies. Information technology companies may have limited product lines, markets or financial resources. Information technology companies are affected by worldwide technological developments and their products and services may quickly become outdated. Given these risks, an investment in the Fund may be more suitable for long-term investors, who are willing to withstand the Fund’s potential for volatility.

Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Money Market Funds Risk – An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

Foreign Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs carry similar risks.

American Depositary Receipts – Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Cybersecurity Risk – With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

PERFORMANCE
The performance information provides some indication of the risks of investing in the Mid Cap Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance. The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).
Investor Class Annual Total Return as of December 31 of Each Year

Calendar Year-to-Date Return – Investor Class (through June 30, 2023) = 17.89% Best Quarter: June 30, 2020 = 22.66% Worst Quarter: June 30, 2022 = -21.67%
Average Annual Total Returns for the periods ended December 31, 2022

Average Annual Total Returns for the periods ended December 31, 2022
	1 Year	5 Years	10 Years
Investor Class
Return Before Taxes	-27.80%	7.27%	8.81%
Return After Taxes on Distributions	-28.65%	5.43%	6.09%
Return After Taxes on Distributions and Sale of Fund Shares	-15.80%	5.72%	6.62%
Institutional Class
Return Before Taxes	-27.69%	7.42%	8.97%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	-26.72%	7.64%	11.41%

After-tax returns are shown for Investor Class shares only and will vary for Institutional Class shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table. The after-tax returns shown are not relevant to investors who own the Mid Cap Fund in a tax-deferred or other tax-advantaged arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Buffalo Small Cap Fund
BUFFALO SMALL CAP FUND
INVESTMENT OBJECTIVE
The investment objective of the Buffalo Small Cap Fund (“Small Cap Fund” or the “Fund”) is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Shareholder Fees(fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
	None	None

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Shareholder Servicing Fee	0.12%	None
Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.99%	0.87%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Small Cap Fund	1 Year	3 Years	5 Years	10 Years
Investor Class	$101	$315	$547	$1,213
Institutional Class	$89	$278	$482	$1,073

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Small Cap Fund normally invests at least 80% of its net assets in equity securities, consisting of common stocks, preferred stocks, convertible securities, warrants and rights of small capitalization (“small-cap”) companies. The Small Cap Fund defines small-cap companies as those companies, at the time of purchase, with market capitalizations within the range of the Russell 2000® Growth Index. As of June 30, 2023 the range of market capitalizations of the Russell 2000® Growth Index was $2 million to $13.0 billion. In addition to the Fund’s investments in domestic securities, the Fund may invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and securities of foreign companies that are traded on U.S. stock exchanges. The Fund may invest in companies in any sector. The Fund may have significant investments in the healthcare sector.Kornitzer Capital Management, Inc., the Fund’s investment adviser (the “Adviser” or “KCM”), seeks to identify companies for the Small Cap Fund’s portfolio that are expected to experience growth based on the identification of long-term, measurable secular trends, and which, as a result, the Adviser believes may have potential revenue growth in excess of the gross domestic product growth rate. Companies are screened using in-depth, in-house research to identify those which the Adviser believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages. The Adviser may sell the Small-Cap Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.
PRINCIPAL RISKS
The Small Cap Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund, the value of the Fund’s investments may fluctuate. If the value of the Small Cap Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money. The risks associated with the Small Cap Fund’s principal investment strategies are:

Market Risk; Recent Market Events – The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including rising inflation, the level of central banks’ interest rate increases, political events, rising government debt in the U.S., trade tensions, disruption in the banking sector, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. During periods of volatility, the Fund may experience high levels of shareholder redemptions and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Management Risk – Management risk means that your investment in the Fund varies with the success and failure of the Adviser’s investment strategies and the Adviser’s research, analysis and determination of portfolio securities.

Equity Market Risk – Equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management or related factors.

Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Rights. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.
Sector Risk – Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Healthcare Sector Risk – To the extent the Fund invests a significant portion of its assets in the healthcare sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the healthcare sector. Companies in the healthcare sector are subject to extensive government regulation and their profitability can be significantly affected by regulatory changes. Other risk factors include rising costs of medical products and services, pricing pressure and limited product lines, loss or impairment of intellectual property rights and litigation regarding product or service liability.

Small-Cap Company Risk – Investing in small-cap companies may involve greater risk than investing in large- or mid-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than mid- and large-cap companies. In addition, small-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Micro-Cap Company Risk – Investing in micro-cap companies may involve greater risk than investing in companies with larger capitalization due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than companies with larger capitalization. In addition, micro-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Mid-Cap Company Risk – Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than large-cap companies. In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Money Market Funds Risk – An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

Foreign Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs carry similar risks.

American Depositary Receipts – Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Cybersecurity Risk – With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

PERFORMANCE
The performance information provides some indication of the risks of investing in the Small Cap Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance. The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).
Investor Class Annual Total Return as of December 31 of Each Year

Calendar Year-to-Date Return – Investor Class (through June 30, 2023) = 8.44% Best Quarter: June 30, 2020 = 43.88% Worst Quarter: December 31, 2018 = -24.60%
Average Annual Total Returns for the periods ended December 31, 2022

Average Annual Total Returns for the periods ended December 31, 2022
	1 Year	5 Years	10 Years
Investor Class
Return Before Taxes	-30.01%	10.15%	10.91%
Return After Taxes on Distributions	-30.01%	7.03%	6.57%
Return After Taxes on Distributions and Sale of Fund Shares	-17.76%	7.51%	7.63%
Institutional Class
Return Before Taxes	-29.88%	10.31%	11.08%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	-26.36%	3.51%	9.20%

After-tax returns are shown for Investor Class shares only and will vary for Institutional Class shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table. The after-tax returns shown are not relevant to investors who own the Small Cap Fund in a tax-deferred or other tax-advantaged arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.